Revenue by Categories	6 Months Ended
Jun. 30, 2024
Revenue by Categories [Abstract]
REVENUE BY CATEGORIES

12. REVENUE BY CATEGORIES

Revenue by products or services

For the six months ended June 30, 2024 and 2023, the Company operates in a single operating segment that mainly includes: 1) cloud mining solutions services; 2) self-mining; 3) sale of mining equipment; and 4) hosting services and others.

The following table summarizes the revenue generated from different revenue streams:

	For the Six Months Ended June 30,
	2024	2023
	US$’000	US$’000

Cloud mining solutions	158,526	75,156
Cryptocurrency self-mining revenue	111,130	55,911
Sale of mining equipment	828	-
Hosting services and others	3,348	3,170
Total revenues	273,832	134,237

Revenue by geographical location

The following table also summarizes the revenue (excluding self-mining revenue) generated from different continents:

	For the Six Months Ended June 30,
	2024		2023
	Amount	%	Amount	%
	US$’000		US$’000

North America	80,917	50%	43,410	55%
Europe	33,224	20%	22,499	29%
Asia	43,903	27%	10,238	13%
Others	4,658	3%	2,179	3%
Total revenues (i)	162,702	100%	78,326	100%

The basis for attributing revenues by continents is based on the customers’ KYC information, which indicates the country or region where a corporate customer was incorporated or the place of residence of an individual customer.

(i)	Total revenue excludes Bitcoin self-mining revenue.

Revenue by consideration

The amount of revenue recognized from receipt of digital assets and receipt of US$ is presented separately as following:

	For the Six Months Ended June 30,
	2024	2023
	US$’000	US$’000
Revenue recognized in digital assets payment	273,832	134,237
Revenue recognized in US dollars payment	-	-
Total revenues	273,832	134,237